EQUITY (Details 2) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments at fair value through other comprehensive income:
Unrealized losses on investments	S/ (583,385)	S/ 0	S/ 0
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	(38,983)	0	0
Transfer of expected losses on investments to profit or loss	(1,909)	0	0
Sub total	(624,277)	0	0
Non-controlling interest	(6,397)	0	0
Income tax	(11,831)	0	0
Total investments at fair value through other comprehensive income	(642,505)	0	0
Capital instruments
Unrealized gains	20,803	0	0
Non-controlling interest	(37)	0	0
Income tax	(168)	0	0
Capital instruments	20,971	0	0
Available-for-sale investments:
Unrealized gains on available-for-sale investments	0	873,868	554,869
Transfer of realized gains on available-for-sale investments to profit or loss, net of realized losses	0	(517,006)	(75,444)
Transfer of impairment losses on available-for-sale investments to profit or loss	0	766	14,459
Sub total	(554,720)	248,871	449,297
Non-controlling interest	0	4,120	1,799
Income tax	0	13,962	22,975
Other comprehensive income, net of tax, available-for-sale financial assets	0	375,710	518,658
Cash flow hedge:
Net (loss) gains on cash flow hedges	73,263	(59,709)	(16,724)
Transfer of net realized losses (gains) on cash flow hedges to profit or loss	(43,643)	2,278	(3,676)
Sub total	30,299	(58,650)	(19,815)
Non-controlling interest	679	(1,219)	585
Income tax	10,942	(18,719)	(2,294)
Other comprehensive income, before tax, cash flow hedges	41,241	(77,369)	(22,109)
Foreign exchange translation:
Exchange gains or losses	45,634	(54,334)	(26,448)
Non-controlling interest	21	107	(123)
Other comprehensive income, net of tax, exchange differences on translation	45,655	(54,227)	(26,571)
Attributable to:
Other comprehensive income	(533,917)	248,871	449,297
Equity attributable to owners of parent [member]
Attributable to:
Other comprehensive income	(528,183)	245,863	447,036
Non-controlling interests [member]
Attributable to:
Other comprehensive income	(5,734)	3,008	2,261
Cash flow hedge reserve [member]
Cash flow hedge:
Sub total	29,620	(57,431)	(20,400)
Attributable to:
Other comprehensive income	29,620	(57,431)	(20,400)
Available-for-sale investment reserve [member]
Available-for-sale investments:
Sub total	0	357,628	493,884
Attributable to:
Other comprehensive income	S/ 0	S/ 357,628	S/ 493,884